THE PARNASSUS FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04044

The Parnassus Funds

(Exact name of registrant as specified in charter)

One Market—Steuart Tower #1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Debra A. Early
The Parnassus Funds
One Market - Steuart Tower #1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: March 31, 2006

THE PARNASSUS FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, MARCH 31, 2006 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Apparel
113,000	Cherokee Inc. [2]	1.5%	$4,550,510

	Biotechnology
325,000	Affymetrix Inc. [1,2]		$10,702,250
175,000	Amgen Inc. [1]		12,731,250
205,000	Invitrogen Corp. [1,2]		14,376,650
		12.6%	$37,810,150

	Computers
50,000	International Business Machines Corp.		$4,123,500
500,000	Radisys Corp. [1,2]		9,925,000
		4.7%	$14,048,500

	Data Processing
125,000	Automatic Data Processing Inc.	1.9%	$5,710,000

	Electronic Distribution
20,000	CDW Corp.	0.4%	$1,177,000

	Electronics
150,000	Cymer Inc. [1,2]		$6,816,000
250,000	Plantronics Inc. [2]		8,857,500
		5.2%	$15,673,500

	Food Products
80,000	McCormick & Co. Inc.	0.9%	$2,708,800

	Footwear
250,000	K-Swiss Inc. [2]	2.5%	$7,535,000

	Healthcare Products
224,000	Invacare Corp. [2]		$6,957,440
190,000	Johnson & Johnson		11,251,800
150,000	Kinetic Concepts Inc. [1]		6,175,500
260,000	St. Jude Medical Inc. [1]		10,660,000
		11.7%	$35,044,740

	Healthcare Services
100,000	Emdeon Corp. [1]		$1,080,000
40,000	Health Management Associates Inc.		862,800
		0.6%	$1,942,800

	Industrial Manufacturing
140,000	3M Co.	3.5%	$10,596,600

	Internet
175,000	eBay Inc. [1]	2.3%	$6,825,000

	Network Products
175,000	Adaptec Inc. [1,2]		$967,750
750,000	Cisco Systems Inc. [1]		16,252,500
		5.7%	$17,220,250

	Office Equipment
75,000	Pitney Bowes Inc.	1.1%	$3,219,750

	Packaged Foods
100,000	The JM Smucker Co.	1.3%	$3,970,000

	Pharmaceuticals
315,000	Connetics Corp. [1,2]		$5,332,950
325,000	Pfizer Inc.		8,099,000
		4.5%	$13,431,950

	Retail
350,000	Bed Bath & Beyond Inc. [1]		$13,440,000
700,000	The Gap Inc.		13,076,000
25,000	Home Depot Inc.		1,057,500
350,000	Petco Animal Supplies Inc. [1,2]		8,249,500
650,000	Restoration Hardware Inc. [1,2]		3,698,500
		13.2%	$39,521,500

	Semiconductor Capital Equipment
50,000	Applied Materials Inc.		$875,500
1,250,000	Credence Systems Corp. [1,2]		9,175,000
		3.3%	$10,050,500

	Semiconductors
675,000	Agere Systems Inc. [1]		$10,152,000
300,000	Altera Corp. [1]		6,192,000
800,000	Integrated Device Technology Inc. [1,2]		11,888,000
575,000	Intel Corp.		11,189,500
200,000	Xilinx Inc.		5,092,000
		14.8%	$44,513,500

	Software
650,000	Symantec Corp. [1]	3.7%	$10,939,500

	Telecom Equipment
350,000	Ciena Corp. [1]	0.6%	$1,823,500

	Telecommunications
200,000	J2 Global Communications Inc. [1,2]	3.1%	$9,400,000

	Total investment in common stocks
	(cost of $278,749,988)	99.1%	$297,713,050

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Certificates of Deposit [3]
100,000	Albina Community Bank
	3.695%, matures 01/24/2007		$96,734
100,000	Community Bank of the Bay
	3.730%, matures 09/06/2006		98,269
100,000	Community Capital Bank
	4.500%, matures 02/05/2007		96,603
100,000	Louisville Community Development Bank
	2.500%, matures 05/10/2006		99,573
100,000	Opportunities Credit Union
	2.600%, matures 04/25/2006		99,737
100,000	Self-Help Credit Union
	4.570%, matures 01/14/2007		96,844
100,000	South Shore Bank Cleveland
	3.950%, matures 11/02/2006		97,637
100,000	Wainwright Bank & Trust Co.
	3.250%, matures 11/04/2006		97,622
		0.3%	$783,019

	Registered Investment Companies -
	Money Market Funds
6,240	Evergreen U.S. Government Fund
	variable rate, 4.370%		$6,240
14,351	Goldman Sachs FS Government Fund
	variable rate, 4.580%		14,351
53,707	Scudder Government Fund
	variable rate, 4.390%		53,707
2	SSGA U.S. Government Fund
	variable rate, 4.300%		2
		0.0%	$74,300

	Community Development Loans [3]
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2006		$98,521
100,000	Boston Community Loan Fund
	2.000%, matures 06/30/2006		98,521
100,000	Vermont Community Loan Fund
	2.000%, matures 12/07/2006		95,891
		0.1%	$292,933

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
63,103,042	State Street Navigator
	Securities Lending
	Prime Portfolio
	variable rate, 4.690%	21.0%	$63,103,042

	Total short-term securities
	(cost $64,253,294)	21.4%	$64,253,294

	Total securities
	(cost $343,003,282)	120.5%	$361,966,344

	Payable upon return of securities loaned	-21.0%	$(63,103,042)

	Other assets and liabilities - net	0.5%	1,463,990
	Total net assets	100.0%	$300,327,292

(1) These securities are non-income producing.

(2) This security or partial position of this security was on loan at March 31, 2006
The total value of the securities on loan at March 31, 2006 was $61,516,869.

(3) Market value adjustments have been applied to these securities to reflect early withdrawal.

The portfolio of investments as of March 31, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2006, the net unrealized appreciation (depreciation) based on the cost of total securities for income tax purposes was as follows:

Parnassus
Fund

Cost of investments	$343,051,322
Unrealized appreciation	$25,602,494
Unrealized depreciation	(6,687,472)

Net unrealized appreciation (depreciation)	$18,915,022

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS WORKPLACE FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, MARCH 31, 2006 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Banks
100	First Horizon National Corp.	0.3%	$4,165

	Biotechnology
2100	Affymetrix Inc. [1]		$69,153
300	Amgen Inc. [1]		21,825
		7.2%	$90,978

	Computers
200	International Business Machines Corp.	1.3%	$16,494

	Cosmetics & Personal Care
100	Avon Products Inc.	0.2%	$3,117

	Data Processing
400	SEI Investments Co.	1.3%	$16,212

	Electric Motors
800	Baldor Electric Co.	2.1%	$27,096

	Electronic Distribution
700	CDW Corp.	3.3%	$41,195

	Electronics
1100	Plantronics Inc.	3.1%	$38,973

	Financial Services
700	American Express Co.	2.9%	$36,785

	Footwear
400	Nike Inc.		$34,040
100	Timberland Co. [1]		3,423
		3.0%	$37,463

	Health Care Products
1100	Johnson & Johnson	5.2%	$65,142

	Home Products
1600	WD-40 Co.	3.9%	$49,360

	Industrial Manufacturing
900	3M Co.	5.4%	$68,121

	Insurance
200	AFLAC Inc.	0.7%	$9,026

	Internet
1600	eBay Inc. [1]	4.9%	$62,400

	Leisure Manufacturing
700	Harley-Davidson Inc.	2.9%	$36,316

	Machinery
100	Graco Inc.	0.4%	$4,543

	Networking Products
2800	Cisco Systems Inc. [1]	4.8%	$60,676

	Office Equipment
600	Canon Inc. (ADR)	3.2%	$39,630

	Office Funiture
200	Herman Miller Inc.	0.5%	$6,482

	Packaged Foods
1500	The JM Smucker Co.	4.7%	$59,550

	Pharmaceuticals
1800	Pfizer Inc.	3.6%	$44,856

	Retail
1500	Bed Bath & Beyond Inc. [1]		$57,600
3000	The Gap Inc.		56,040
100	Costco Wholesale Corp.		5,416
		9.4%	$119,056

	Semiconductors
3200	Intel Corp.		$62,272
1700	Xilinx Inc.		43,282
100	Texas Instruments Inc.		3,247
		8.6%	$108,801

	Software
3900	Symantec Corp. [1]	5.2%	$65,637

	Telecommunications
2400	Nokia Corp. (ADR)	3.9%	$49,728

	Total investment in common stocks
	(cost $1,101,873)	92.0%	$1,161,802

Principal		Percent of
Amount $	Short-Term Investments	Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

58,571	Janus Government Fund
	variable rate, 4.670%		$58,571

9,403	SSGA U.S. Government Money Market Fund
	variable rate, 4.300%		9,403

	Total short-term securities
	(cost $67,974)	5.4%	$67,974

	Total securities
	(cost $1,169,847)	97.4%	$1,229,776

	Other assets and liabilities - net	2.6%	$33,263
	Total net assets	100.0%	$1,263,039

(1) These securities are non-income producing.

The portfolio of investments as of March 31, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2006, the net unrealized appreciation (depreciation) based on the cost of total securities for income tax purposes was as follows:

Workplace
Fund

Cost of investments	$1,170,912
Unrealized appreciation	$79,852
Unrealized depreciation	(20,988)

Net unrealized appreciation (depreciation)	$58,864

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS SMALL-CAP FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, MARCH 31, 2006 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Apparel
1,800	Cherokee Inc.	3.7%	$72,486

	Biotechnology
3,000	Affymetrix Inc. [1]	5.1%	$98,790

	Chemicals
500	Calgon Carbon Corp.	0.2%	$3,075

	Computers
2,300	Radisys Corp. [1]	2.3%	$45,655

	Electronics
1,800	Cymer Inc. [1]		$81,792
5,000	Sanmina-SCI Corp. [1]		20,500
2,000	Plantronics Inc.		70,860
		8.9%	$173,152

	Footwear
2,700	K-Swiss Inc.		$81,378
1,000	Wolverine World Wide Inc.		22,130
		5.3%	$103,508

	Health Care Products
1,700	Kinetic Concepts Inc. [1]		$69,989
2,000	Invacare Corp.		62,120
400	Cytyc Corp. [1]		11,272
		7.4%	$143,381

	Health Care Services
3,000	Emdeon Corp. [1]	1.7%	$32,400

	Home Products
1,600	WD-40 Co.	2.5%	$49,360

	Industrial Manufacturing
3,700	Applied Films Corp. [1]	3.7%	$71,891

	Insurance
2,800	Tower Group Inc.	3.3%	$64,680

	Machinery
500	Graco Inc.	1.2%	$22,715

	Media
300	Dow Jones & Co., Inc.	0.6%	$11,790

	Networking Products
3,500	Adaptec Inc. [1]	1.0%	$19,355

	Packaged Foods
2,300	The JM Smucker Co.	4.7%	$91,310

	Pharmaceuticals
3,000	Connetics Corp. [1]	2.6%	$50,790

	Retail
2,800	Petco Animal Supplies Inc. [1]		$65,996
8,000	Restoration Hardware Inc. [1]		45,520
1,000	Borders Group Inc.		25,240
		7.0%	$136,756

	Semiconductor Capital Equipment
9,000	Credence Systems Corp. [1]		$66,060
500	Brooks Automation Inc. [1]		7,120
		3.7%	$73,180

	Semiconductors
4,700	Integrated Device Technology Inc. [1]		$69,842
4,500	Exar Corp. [1]		64,260
3,200	Agere Systems Inc. [1]		48,128
		9.4%	$182,230

	Telecom Equipment
18,000	Ciena Corp. [1]	4.8%	$93,780

	Telecom Services
800	Convergys Corp. [1]	0.7%	$14,568

	Telecommunications
2,500	J2 Global Communications Inc. [1]		$117,500
4,000	3Com Corp. [1]		20,480
3,000	JDS Uniphase Corp. [1]		12,510
		7.7%	$150,490

	Total investment in common stocks
	(cost $1,555,611)	87.5%	$1,705,342

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

70,180	Janus Government Fund
	variable rate, 4.670%		$70,180

90,103	SSGA U.S. Government Money Market Fund
	variable rate, 4.300%		$90,103

	Total short-term securities
	(cost $160,283)	8.2%	$160,283

	Total securities
	(cost $1,715,894)	95.7%	$1,865,625

	Other assets and liabilities - net	4.3%	$83,159
	Total net assets	100.0%	$1,948,784

(1) These securities are non-income producing.

The portfolio of investments as of March 31, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2006, the net unrealized appreciation (depreciation) based on the cost of total securities for income tax purposes was as follows:

Small-Cap
Fund

Cost of investments	$1,717,607
Unrealized appreciation	$171,644
Unrealized depreciation	(23,626)

Net unrealized appreciation (depreciation)	$148,018

Fund holdings will vary over time.

Fund shares are not FDIC insured.

THE PARNASSUS MID-CAP FUND

PORTFOLIO OF INVESTMENTS BY INDUSTRY CLASSIFICATION, MARCH 31, 2006 - UNAUDITED

Shares	Common Stocks	Percent of Net Assets	Market Value

	Apparel
800	Liz Claiborne Inc.	3.9%	$32,784

	Biotechnology
700	Invitrogen Corp. [1]	5.9%	$49,091

	Building Materials
300	Masco Corp.	1.2%	$9,747

	Chemicals
100	Sigma-Aldrich Corp.	0.8%	$6,579

	Data Processing
300	SEI Investments Co.	1.5%	$12,159

	Electronics
1,000	Plantronics Inc.		$35,430
400	Sanmina-SCI Corp. [1]		1,640
700	Waters Corp. [1]		30,205
		8.1%	$67,275
	Financial Services
100	Charles Schwab Corp.	0.2%	$1,721

	Food Products
1,000	McCormick & Co. Inc.	4.0%	$33,860

	Health Care Products
1,000	Kinetic Concepts Inc. [1]		$41,170
1,000	St. Jude Medical Inc. [1]		41,000
		9.8%	$82,170

	Health Care Services
1,000	Health Management Associates Inc.		$21,570
100	Laboratory Corp. of America Holdings [1]		5,848
		3.3%	$27,418

	Insurance
100	HCC Insurance Holdings Inc.		$3,480
100	WR Berkley Corp.		5,806
		1.1%	$9,286

	Media
400	Dow Jones & Co., Inc.		$15,720
100	Gannett Co.		5,992
		2.6%	$21,712

	Office Equipment
900	Pitney Bowes Inc.	4.6%	$38,637

	Publishing
100	Tribune Co.	0.3%	$2,743

	Retail
1,000	Bed Bath & Beyond Inc. [1]		$38,400
100	Family Dollar Stores		2,660
1,300	Foot Locker Inc.		31,044
400	Limited Brands Inc.		9,784
100	Ross Stores Inc.		2,919
1,700	The Gap Inc.		31,756
700	TJX Companies Inc.		17,374
		16.0%	$133,937

	Software
2,500	Symantec Corp. [1]	5.0%	$42,075

	Semiconductors
1,800	Altera Corp. [1]		$37,152
2,000	Exar Corp. [1]		28,560
100	Micron Technology Inc. [1]		1,472
1,100	Xilinx Inc.		28,006
		11.4%	$95,190

	Telecommunications
300	ADC Telecommunications Inc. [1]		$7,677
900	J2 Global Communications Inc. [1]		42,300
8,500	JDS Uniphase Corp. [1]		35,445
		10.2%	$85,422

	Toys & Games
200	Mattel Inc.	0.4%	$3,626

	Total investment in common stocks
	(cost $694,991)	90.3%	$755,432

Principal Amount $	Short-Term Investments	Percent of Net Assets	Market Value
	Registered Investment Companies -
	Money Market Funds

47,536	Janus Government Fund
	variable rate, 4.670%		$47,536

25,240	SSGA U.S. Government Money Market Fund
	variable rate, 4.300%		25,240

	Total short-term securities
	(cost $72,776)	8.7%	$72,776

	Total securities
	(cost $767,767)	99.0%	$828,208

	Other assets and liabilities - net	1.0%	$8,640
	Total net assets	100.0%	$836,848

(1) These securities are non-income producing.

The portfolio of investments as of March 31, 2006 has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At March 31, 2006, the net unrealized appreciation (depreciation) based on the cost of total securities for income tax purposes was as follows:

Mid-Cap
Fund

Cost of investments	$767,775
Unrealized appreciation	$74,120
Unrealized depreciation	(13,687)

Net unrealized appreciation (depreciation)	$60,433

Fund holdings will vary over time.

Fund shares are not FDIC insured.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Parnassus Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson President (as Principal Executive Officer)

Date:	May 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson President (as Principal Executive Officer)

Date:	May 30, 2006

By:	/s/ Debra A. Early
Debra A. Early Treasurer (as Principal Financial Officer)

Date:	May 30, 2006